Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	¥ 3,258	¥ 4,804	¥ 4,064
Increase-tax position in prior years	669	353	1,457
Increase-tax position in current year	2,380	806	187
Decrease-tax position in prior years	(455)	(784)	(324)
Settlements with taxing authorities	(677)	(1,804)	(16)
Lapse of statute of limitations	(507)	(117)	(564)
Balance at end of year	¥ 4,668	¥ 3,258	¥ 4,804